INVESTMENTS IN ASSOCIATED COMPANIES (Details Narrative) - Security Matters Limited [Member]		12 Months Ended
	Dec. 24, 2021 AUD ($) shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 24, 2021 USD ($)	Dec. 24, 2021 AUD ($) $ / shares
SMX Beverages Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Remaining ownership percentage in joint venture	50.00%
Shares issued for exercise of stock options, shares | shares	8,000,001
Exercise price | $ / shares					$ 0.4
Opion expiration date	Mar. 25, 2027
Total fair value				$ 721,424	$ 960,000
Risk free interest rate options	2.50%
Options expected life	5 years
Global BevCo Pty Ltd. [member] | Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Consulting fees | $	$ 13,500
Percentage of entitys revenue	5.00%
Yahaloma Technologies Inc [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation		Canada
Percentage owned		50.00%	50.00%
True Gold Consortium Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation		Australia
Percentage owned		44.40%	45.50%
SMX Beverages Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation		Australia
Percentage owned		100.00%	50.00%